RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES
	2024	2023
	USD	USD

Restricted bank deposits	592,652	628,156
Cash and bank balances	2,963,301	3,979,416
Total	3,555,953	4,607,572